Income Taxes and Duties - Summary of Principal Factors Generating Deferred Income Tax (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Deferred income tax liability:
Deferred taxes	$ 415,458	$ 7,464,412	$ 7,033,529
Total deferred income tax liability	$ (227,258)	(4,083,080)	(5,136,424)
PEMEX
Deferred income tax asset:
Provisions		2,525,804	2,133,077	$ 12,012,740
Employee benefits provision		33,890	27,006	61,608,363
Advance payments from clients		90,014	98,856	198,678
Accrued liabilities		3,452,207	3,959,203	10,269,810
Non-recoverable accounts receivable		67,155	43,159	45,513
Wells, pipelines, properties and equipment		165,171	204,696	7,818,360
Tax loss carry-forwards		1,130,171	567,532	75,372,496
Total deferred income tax asset		7,464,412	7,033,529	167,325,960
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		(1,903,418)	(2,010,594)	(10,194,689)
Other		(2,179,662)	(3,125,830)	(2,603,498)
Total deferred income tax liability		(4,083,080)	(5,136,424)	(12,798,187)
Net long-term deferred income tax asset		3,381,332	1,897,105	$ 154,527,773
PEMEX | Recognized in profit and loss
Deferred income tax asset:
Provisions		392,727	(9,879,663)
Employee benefits provision		6,884	(69,788,631)
Advance payments from clients		(8,842)	(99,822)
Accrued liabilities		(506,996)	(6,310,607)
Non-recoverable accounts receivable		23,996	(2,354)
Wells, pipelines, properties and equipment		(39,525)	(7,613,664)
Tax loss carry-forwards		562,639	(74,804,964)
Total deferred income tax asset		430,883	(168,499,705)
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		107,176	8,184,095
Other		946,168	(522,332)
Deferred taxes		1,053,344	7,661,763
Net long-term deferred income tax asset		1,484,227	(160,837,942)
PEMEX | Recognized in OCI
Deferred income tax asset:
Provisions		0	0
Employee benefits provision		0	8,207,274
Advance payments from clients		0	0
Accrued liabilities		0	0
Non-recoverable accounts receivable		0	0
Wells, pipelines, properties and equipment		0	0
Tax loss carry-forwards		0	0
Total deferred income tax asset		0	8,207,274
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment		0	0
Other		0	0
Total deferred income tax liability		0	0
Net long-term deferred income tax asset		$ 0	$ 8,207,274